BANK LOAN	12 Months Ended
Feb. 28, 2026
Debt Disclosure [Abstract]
BANK LOAN

NOTE 10 – BANK LOAN

The Company has a five-year S$50,000 unsecured fixed rate bank loan which matures in June 2025. The bank loan carries interest of 2.5% per annum and was guaranteed by director. As at February 28, 2025 and February 28, 2026, the carrying amount of the bank loan was S$3,442 and nil, respectively following full repayment of the bank loan.